CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net income (loss)	$ (5,023)	$ 18,954
Loss from discontinued operations, net	(4,668)	(3,559)
Net income (loss) from continuing operations	(355)	22,513
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,647	4,432
Impairment of intangible assets		4,167
Stock-based compensation expense	3,528	3,033
Issuance of ordinary shares related to employees' retention		63
Foreign currency translation	926
Accrued interest, net	137	(71)
Deferred taxes, net	(4,972)	941
Change in payment obligation related to acquisition	1,207	(5,577)
Fair value revaluation - convertible debt	1,120	1,780
Net changes in operating assets and liabilities:
Accounts receivable, net	11,470	12,148
Prepaid expenses and other	(9,907)	(2,204)
Accounts payable	(570)	(5,199)
Accrued expenses and other liabilities	(2,566)	(13,134)
Deferred revenues	(1,576)	206
Net cash provided by continuing operating activities	12,089	23,098
Net cash used in discontinued operating activities	(4,232)	(3,134)
Net cash provided by operating activities	7,857	19,964
Investing activities:
Purchases of property and equipment	(904)	(1,387)
Capitalization of development costs	(2,596)	(1,228)
Charge in restricted cash, net		50
Short-term deposits, net	30,067	(40,656)
Cash paid for acquisition, net of cash acquired		(4,533)
Net cash provided by (used in) investing activities	26,567	(47,754)
Financing activities:
Exercise of stock options and restricted share units	1	14
Payments made in connection with acquisition	(6,125)
Proceed from short-term loans	10,000
Repayment of convertible debt	(7,620)
Repayment of short-term loans	(13,000)
Repayment of long-term loans	(3,565)	(1,150)
Net cash used in financing activities	(20,309)	(1,136)
Effect of exchange rate changes on cash and cash equivalents	31	(15)
Net increase (decrease) in cash and cash equivalents	18,378	(25,807)
Cash and cash equivalents at beginning of period	17,519	101,183
Cash and cash equivalents at end of period	31,665	72,242
Supplemental Disclosure of Cash Flow Activities:
Non-cash financing activity of issuance of shares in connection with acquisitions	675	4,558
Cash paid during the period for purchase of property and equipment on credit	$ 58	$ 9